CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A	Common Stock	Accumulated Deficit	Additional Paid-in Capital	Total
Beginning balance at Dec. 31, 2020	$ 10,751,274		$ (8,223,407)		$ 2,527,867
Beginning balance (Shares) at Dec. 31, 2020	8,081,578
Reclassification of accumulated deficit	$ (8,223,407)		8,223,407
Issuance of equity units	$ 5,073,056				5,073,056
Issuance of common stock (Shares)	5,073,056
Initial public offering of common stock, net of underwriting discounts, commissions and issuance costs		$ 25,140		$ 21,641,265	21,666,404
Initial public offering of common stock, net of underwriting discounts, commissions and issuance costs (Shares)		2,514,000
Corporate conversion	$ (1,528,222)	$ 113,636		1,414,586
Corporate conversion (Shares)	(13,428,948)	11,363,636
Corporate conversion tax-effect			(821,392)		(821,392)
Stock compensation expense	$ 924,438			263,649	1,188,087
Stock compensation expense (Shares)	274,314
Net loss	$ (6,997,139)		(926,468)		(7,923,607)
Ending balance at Dec. 31, 2021		$ 138,776	(1,747,860)	23,319,499	21,710,415
Ending balance (Shares) at Dec. 31, 2021		13,877,636
Issuance of equity units				670,838	670,838
Ending balance at Mar. 31, 2022		$ 138,776	(4,325,824)	23,990,337	19,803,289
Ending balance (Shares) at Mar. 31, 2022		13,877,636
Beginning balance at Dec. 31, 2021		$ 138,776	(1,747,860)	23,319,499	21,710,415
Beginning balance (Shares) at Dec. 31, 2021		13,877,636
Issuance of common stock and warrants		$ 15,312		894,458	909,770
Issuance of common stock and warrants (Shares)		1,531,192
Issuance of common stock for business acquisition		$ 881		275,766	276,647
Issuance of common stock for business acquisition (Shares)		88,104
Stock-based compensation				2,975,301	2,975,301
Net loss			(6,168,931)		(6,168,931)
Ending balance at Dec. 31, 2022		$ 154,969	(7,916,792)	27,465,024	19,703,202
Ending balance (Shares) at Dec. 31, 2022		15,496,932
Issuance of common stock for business acquisition		$ 149,308		52,316,767	52,466,075
Issuance of common stock for business acquisition (Shares)		14,930,818
Stock compensation expense				1,502,724	1,502,724
Ending balance at Mar. 31, 2023		$ 304,277	$ (17,850,199)	$ 81,284,515	$ 63,738,593
Ending balance (Shares) at Mar. 31, 2023		30,427,750